Note 7 -Inventory	12 Months Ended
Jan. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 7 –Inventory

	January 31, 2014	January 31, 2013
Finished goods	1,350	812
	1,350	812

Finished goods inventory consists of hardware and related parts for mobile asset units held for sale. No provision for excess or obsolete inventories has been recorded for the years ended January 31, 2014 or January 31, 2013.